Consolidated Statements of Changes In Equity - USD ($) $ in Thousands		Ordinary shares		Additional paid-in capital	Accumulated deficit	Total equity attributable to shareholders of the Company	Non-controlling interests	Total
Balances at Dec. 31, 2022		$ 63		$ 202,992	$ (183,775)	$ 19,280		$ 19,280
Balances (in Shares) at Dec. 31, 2022	[1]	1,044,009
Net loss for the year					(2,824)	(2,824)		(2,824)
Issuance of ordinary shares		$ 58		2,790		2,848		2,848
Issuance of ordinary shares (in Shares)	[1]	1,053,526
Share-based compensation				138		138		138
Balances at Dec. 31, 2023		$ 121		205,920	(186,599)	19,442		19,442
Balances (in Shares) at Dec. 31, 2023	[1]	2,097,535
Net loss for the year					(1,989)	(1,989)		(1,989)
Issuance of ordinary shares		$ 247		21,646		21,893		21,893
Issuance of ordinary shares (in Shares)	[1]	4,336,505
Share-based compensation				571		571		571
Balances at Dec. 31, 2024		$ 368		228,137	(188,588)	39,917		$ 39,917
Balances (in Shares) at Dec. 31, 2024		6,434,040	[1]					6,434,040
Net loss for the year					(9,061)	(9,061)		$ (9,061)
Issuance of ordinary shares		$ 146		4,295		4,441		4,441
Issuance of ordinary shares (in Shares)	[1]	2,439,935
Share-based compensation		$ 39		1,827		1,866		1,866
Share-based compensation (in Shares)		643,000
Balances at Dec. 31, 2025		$ 553		$ 234,259	$ (197,649)	$ 37,163		$ 37,163
Balances (in Shares) at Dec. 31, 2025		9,516,975	[1]					9,516,975

[1]	Retrospectively restated due to thirty for one reverse stock split, see Note 14